Average Annual Total Returns (Invesco Mid Cap Basic Value Fund)	12 Months Ended
	May 02, 2011
Return Before Taxes | Class A, Invesco Mid Cap Basic Value Fund
Average Annual Total Returns
Column	Class A: Inception (12/31/01)
Label	Return Before Taxes
1 Year	12.71%
5 Years	3.54%
Since Inception	6.24%
Inception Date	Dec. 31, 2001
Return Before Taxes | Class B, Invesco Mid Cap Basic Value Fund
Average Annual Total Returns
Column	Class B: Inception (12/31/01)
1 Year	13.34%
5 Years	3.68%
Since Inception	6.25%
Inception Date	Dec. 31, 2001
Return Before Taxes | Class C, Invesco Mid Cap Basic Value Fund
Average Annual Total Returns
Column	Class C: Inception (12/31/01)
1 Year	17.34%
5 Years	3.97%
Since Inception	6.16%
Inception Date	Dec. 31, 2001
Return Before Taxes | Class R, Invesco Mid Cap Basic Value Fund
Average Annual Total Returns
Column	Class R: Inception (04/30/04)	[1]
1 Year	18.98%
5 Years	4.49%
Since Inception	6.70%
Inception Date	Apr. 30, 2004
Return Before Taxes | Class Y, Invesco Mid Cap Basic Value Fund
Average Annual Total Returns
Column	Class Y: Inception (10/03/08)	[2]
1 Year	19.59%
5 Years	4.83%
Since Inception	6.97%
Inception Date	Oct. 03, 2008
Return After Taxes on Distributions | Class A, Invesco Mid Cap Basic Value Fund
Average Annual Total Returns
Column	Class A: Inception (12/31/01)
Label	Return After Taxes on Distributions
1 Year	12.71%
5 Years	2.39%
Since Inception	5.58%
Inception Date	Dec. 31, 2001
Return After Taxes on Distributions and Sale of Fund Shares | Class A, Invesco Mid Cap Basic Value Fund
Average Annual Total Returns
Column	Class A: Inception (12/31/01)
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	8.26%
5 Years	2.75%
Since Inception	5.30%
Inception Date	Dec. 31, 2001
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index: Inception (12/31/01)
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.08%
5 Years	2.29%
Since Inception	3.01%
Inception Date	Dec. 31, 2001
Russell Midcap Value Index
Average Annual Total Returns
Label	Russell Midcap® Value Index : Inception (12/31/01)
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	24.75%
5 Years	4.08%
Since Inception	8.73%
Inception Date	Dec. 31, 2001
Lipper Mid-Cap Value Funds Index
Average Annual Total Returns
Label	Lipper Mid-Cap Value Funds Index: Inception (12/31/01)
1 Year	21.64%
5 Years	4.19%
Since Inception	7.36%
Inception Date	Dec. 31, 2001

[1]	Class R shares performance shown prior to the inception date is that of Class A shares restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares performance reflects any applicable fee waiver and/or expense reimbursement.
[2]	Class Y shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waiver and/or expense reimbursement.